Securities Sold Under Repurchase Agreements	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Securities Sold Under Repurchase Agreements
Securities Sold Under Repurchase Agreements
Securities sold under repurchase agreements were $736,000 and $2,035,000 at December 31, 2016 and 2015, respectively. The maximum amounts of outstanding repurchase agreements at any month end during 2016 and 2015 were $2,070,000 and $3,514,000, respectively. The average daily balance outstanding during 2016 and 2015 was $1,214,000 and $2,505,000, respectively. The weighted-average interest rate on the outstanding balance at December 31, 2016 and 2015 was .25% . The underlying securities are typically held by other financial institutions and are designated as pledged.